Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
(Loss)/profit before tax	$ (6,084)	$ (61,050)	$ 13,493
Adjustments to reconcile (loss)/profit before tax to net cash flows:
Impairment losses	3,195	19,396	0
Depreciation of tangible assets	33,296	32,557	30,322
Amortization and impairment of intangible assets	2,773	2,772	2,773
Amortization of right-of-use assets	712	746	779
Loss on debt extinguishment	(0)	(0)	4,157
Loss from mark to market and disposal of financial asset	(0)	24,149	(0)
Movements in provisions	492	501	576
Finance income	(598)	(4,627)	(8,647)
Finance costs	62,065	65,236	48,928
Working capital adjustments:
Decrease/(increase) in other non-current assets	1,684	(2,512)	(3,172)
(Decrease)/increase in other non-current liabilities	(183)	286	(20)
Increase in trade receivables	(2,754)	(9,741)	(4,867)
(Increase)/decrease in inventories	(1,857)	1,290	(3,072)
Increase in trade and other payables and contract liabilities	2,230	2,392	80
(Increase)/decrease in prepayments and other assets	(1,950)	524	(1,182)
Interest received	598	8,178	6,591
Interest paid	(58,180)	(60,130)	(25,708)
Income tax paid	(25)	(27)	(48)
Net cash flows from operating activities	35,414	19,940	60,983
Investing activities
Acquisition of tangible assets	(12,835)	(10,738)	(7,585)
Acquisition of assets under construction	(2,598)	(19,498)	(5,153)
Increase in restricted cash	(300)	0	0
Proceeds from sale of vessels	2,186	0	0
Partial collection of the parent Company loan agreement (related party)	0	7,500	0
Loan to parent Company, net of deferred finance income (related party)	0	0	(705)
Proceeds from the sale of shares (related party)	0	3,704	0
Proceeds from net investment in the lease	0	313	189
Net cash flows used in investing activities	(13,547)	(18,719)	(13,254)
Financing activities
Payment of principal portion of lease liabilities	(547)	(579)	(695)
Proceeds from 2025 Notes	0	0	487,504
Repayment of 2022 Notes	0	0	(375,000)
Proceeds from long term debt, net of deferred finance costs	37,000	0	13,625
Repayment of long-term debt and payment of principal	(31,206)	(13,525)	(105,551)
Repayment of notes payable	(4,830)	(5,261)	(4,466)
Dividends paid - Promissory Note	(5,000)	(24,146)	(33,881)
Net cash flows used in financing activities	(4,583)	(43,511)	(18,464)
Net increase/(decrease) in cash and cash equivalents	17,284	(42,290)	29,265
Cash and cash equivalents at January 1	32,580	74,870	45,605
Cash and cash equivalents at December 31	49,864	32,580	74,870
Non-cash investing and financing activities:
Transfers from assets under construction to tangible assets	0	57,107	0
Seller's credit agreement for the construction of six liquid barges	0	2,246	11,229
Seller's credit agreement for the acquisition of the 2020 Fleet	0	15,000	0
Collection of parent Company loan agreement (related party)	0	62,500	0
Dividend in kind	0	(36,159)	0
Dividend payable - promissory note	0	15,000	0
Tangible assets unpaid	$ 0	$ (576)	$ 0